Debt Securities Available for Sale - Schedule of Debt Securities, Available-for-Sale (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 1,200,219,000	$ 1,141,868,000
Gross unrealized gains	6,555,000	1,109,000
Gross Unrealized (Losses)	(84,757,000)	(117,031,000)
Fair Value	1,122,017,000	1,025,946,000
U.S. Government agency securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	393,875,000	314,494,000
Gross unrealized gains	4,595,000	810,000
Gross Unrealized (Losses)	0	(602,000)
Fair Value	398,470,000	314,702,000
Mortgage-backed securities and collateralized mortgage obligations
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	732,393,000	729,488,000
Gross unrealized gains	1,646,000	173,000
Gross Unrealized (Losses)	(79,066,000)	(106,704,000)
Fair Value	654,973	622,957
Municipal obligations
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,975,000	2,378,000
Gross unrealized gains	0	3,000
Gross Unrealized (Losses)	(14,000)	(22,000)
Fair Value	1,961	2,359
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	71,976,000	95,508,000
Gross unrealized gains	314,000	123,000
Gross Unrealized (Losses)	(5,677,000)	(9,703,000)
Fair Value	66,613	85,928
Northfield Bancorp, Inc. [Member]
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	8,900,000	1,366,000
Gross Unrealized (Losses)	(14,985,000)	(30,326,000)
Fair Value	1,412,419,000	1,100,817,000
Amortized cost	1,418,504,000	1,129,777,000
Northfield Bancorp, Inc. [Member] | U.S. Government agency securities
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	0	0
Gross Unrealized (Losses)	(49,000)	(386,000)
Fair Value	558,000	75,348,000
Amortized cost	607,000	75,734,000
Northfield Bancorp, Inc. [Member] | Government sponsored enterprises ("GSEs")
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	2,508,000	0
Gross Unrealized (Losses)	(10,721,000)	(21,028,000)
Fair Value	506,949,000	261,676,000
Amortized cost	515,162,000	282,704,000
Northfield Bancorp, Inc. [Member] | GSE
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	6,123,000	1,231,000
Gross Unrealized (Losses)	(4,044,000)	(7,974,000)
Fair Value	872,099,000	727,343,000
Amortized cost	870,020,000	734,086,000
Northfield Bancorp, Inc. [Member] | Total mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	8,631,000	1,231,000
Gross Unrealized (Losses)	(14,765,000)	(29,002,000)
Fair Value	1,379,048,000	989,019,000
Amortized cost	1,385,182,000	1,016,790,000
Northfield Bancorp, Inc. [Member] | Municipal bonds
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	1,000	1,000
Gross Unrealized (Losses)	(1,000)	0
Fair Value	614,000	685,000
Amortized cost	614,000	684,000
Northfield Bancorp, Inc. [Member] | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	268,000	134,000
Gross Unrealized (Losses)	(170,000)	(938,000)
Fair Value	32,199,000	35,765,000
Amortized cost	32,101,000	36,569,000
Northfield Bancorp, Inc. [Member] | Total other debt securities
Debt Securities, Available-for-Sale [Line Items]
Gross unrealized gains	269,000	135,000
Gross Unrealized (Losses)	(171,000)	(938,000)
Fair Value	32,813,000	36,450,000
Amortized cost	$ 32,715,000	$ 37,253,000